Asset impairment (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) aircraft engine	Dec. 31, 2016 USD ($) aircraft	Dec. 31, 2015 USD ($) aircraft engine
Asset Impairment [Line Items]
Asset impairment charges | $	$ 61,286	$ 81,607	$ 16,335
Number of aircraft impaired | aircraft	13	35	8
Number of engines impaired | engine	2		12
Lease Termination Or Amendment [Member]
Asset Impairment [Line Items]
Number of aircraft impaired | aircraft	6	25	4
Number of engines impaired | engine	1
Part Of Sale Transactions And Classified As Flight Equipment Held For Sale [Member]
Asset Impairment [Line Items]
Number of aircraft impaired | aircraft	7	10
Number of engines impaired | engine	1
Undiscounted Cash Flows Substantially Do Not Exceed Carrying Value [Member]
Asset Impairment [Line Items]
Number of aircraft impaired | aircraft			4
Number of engines impaired | engine			12